Voya Index Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.9%
269	Vanguard Russell 1000 Growth ETF	$ 67,252	0.9

	Total Exchange-Traded Funds
	(Cost $62,059)	67,252	0.9

MUTUAL FUNDS: 99.2%
	Affiliated Investment Companies: 99.2%
61,233	Voya Emerging Markets Index Portfolio - Class P2	884,810	11.5
151,137	Voya International Index Portfolio - Class P2	1,753,186	22.8
26,713	Voya Russell Mid Cap Index Portfolio - Class P2	387,332	5.0
25,556	Voya Russell Small Cap Index Portfolio - Class P2	453,366	5.9
13,904	Voya U.S. Bond Index Portfolio - Class P2	151,000	2.0
198,242	Voya U.S. Stock Index Portfolio - Class P2	4,004,485	52.0

	Total Mutual Funds
	(Cost $7,133,143)	7,634,179	99.2

	Total Investments in Securities (Cost $7,195,202)	$ 7,701,431	100.1
	Liabilities in Excess of Other Assets	(6,142)	(0.1)
	Net Assets	$ 7,695,289	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$67,252	$–	$–	$67,252
Mutual Funds	7,634,179	–	–	7,634,179
Total Investments, at fair value	$7,701,431	$–	$–	$7,701,431

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021 where the following issuers were considered an affiliate:

	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 03/31/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Issuer
Voya Emerging Markets Index Portfolio - Class P2	$477,055	$456,280	$(38,300)	$(10,225)	$884,810	$-	$9,657	$-
Voya International Index Portfolio - Class P2	1,026,959	800,263	(94,570)	20,534	1,753,186	-	15,393	-
Voya Russell Mid Cap Index Portfolio - Class P2	224,341	171,961	(22,882)	13,912	387,332	-	5,499	-
Voya Russell Small Cap Index Portfolio - Class P2	277,598	351,135	(146,279)	(29,088)	453,366	-	57,543	-
Voya U.S. Bond Index Portfolio - Class P2	87,068	77,673	(9,145)	(4,596)	151,000	820	(201)	-
Voya U.S. Stock Index Portfolio - Class P2	2,340,728	1,906,738	(353,905)	110,924	4,004,485	-	53,449	-
	$4,433,749	$3,764,050	$(665,081)	$101,461	$7,634,179	$820	$141,340	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $7,196,586.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$511,203
Gross Unrealized Depreciation	(6,358)
Net Unrealized Appreciation	$504,845